GENERAL	6 Months Ended
Jun. 30, 2014
GENERAL [Abstract]
GENERAL

NOTE 1: GENERAL

Organization and Business

Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000.

The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically-validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, Rosetta Cancer Origin TestTM, Rosetta Lung Cancer TestTM, Rosetta Mesothelioma TestTM, and Rosetta Kidney Cancer TestTM are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, distribute the diagnostic services of the Company's, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

In the six-month period ended June 30, 2014, the Company incurred losses, after discontinued operations, of $7,184 and it had negative cash flows from operating activities in the amount of $7,561 as well as accumulated losses from previous years. In the six-month period ended June 30, 2014, the Company raised a net total of $2,956 from the issuance of its ordinary shares, net of issuance expense. As of June 30, 2014, the Company's total shareholders' equity amounted to $19,876 (unaudited).

Parkway Clinical Laboratories, Inc. ("Parkway")

Parkway is a national, full-service CLIA-certified clinical laboratory service that was owned by the Company. Parkway specializes in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the gain on the sale have been classified as discontinued operations in the Consolidated Statement of Loss and prior period's results have been reclassified accordingly.

On April 18, 2013 the Company signed a settlement agreement with Sanra Laboratories ("Sanra") in connection with the Company's sale of Parkway to Sanra. Under the terms of the agreement, on April 20, 2013 and on May 10, 2013, Parkway paid to the Company a total of $625.

As a result of this settlement, the Parkway asset has been removed from the Balance Sheets and the corresponding gain in the amount of $273 was recorded in the Consolidated Statements of Comprehensive Loss as income from discontinued operations.